OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Leases and related services	$ 1,748,321	$ 1,827,163	$ 1,771,016
Net foreign exchange and Derivatives Foreign exchange contracts	989,902	421,904	1,208,515
Gains on sale of assets	236,962	101,898	172,389
Investment property valuation	109,781	200,256	197,526
Insurance	85,687	85,993	86,330
Logistics services	62,041	47,880	136,118
Other reversals	31,942	72,574	66,958
Penalties for failure to contracts	4,194	7,952	13,855
Others	303,244	210,490	290,005
Total Other operating income	3,572,074	2,976,110	3,942,712
Discontinued operations
OPERATING INCOME
Total Other operating income	24,905	65,875	36,938
Discontinued operations | Banistmo S.A.
OPERATING INCOME
Total Other operating income	24,905	65,875	36,938
Operating leases
OPERATING INCOME
Leases and related services	724,656	795,179	833,244
Other related leasing services
OPERATING INCOME
Leases and related services	629,473	671,251	660,442
Property leases
OPERATING INCOME
Leases and related services	360,610	325,286	228,325
Other assets
OPERATING INCOME
Leases and related services	$ 33,582	$ 35,447	$ 49,005